Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings
Short-term borrowings at December 31 consisted of the following:

(Dollars in Millions)	2023	2022
Federal funds purchased	$248	$226
Securities sold under agreements to repurchase	3,576	1,431
Commercial paper	7,773	8,145
Other short-term borrowings	3,682	21,414	(a)
Total	$15,279	$31,216
(a)Balance primarily includes short-term FHLB advances.